Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Schedule of consolidated operations
	2022
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Underwriting revenues
Gross written premiums	232,209	318,658	30,980	581,847	-	581,847
Reinsurer’s share of insurance premiums	(64,115)	(122,368)	-	(186,483)	-	(186,483)
Net written premiums	168,094	196,290	30,980	395,364	-	395,364
Net change in unearned premiums	(685)	(17,503)	(723)	(18,911)	-	(18,911)
Net premiums earned	167,409	178,787	30,257	376,453	-	376,453

Underwriting deductions
Net policy acquisition expenses	(33,103)	(31,555)	(5,587)	(70,245)	-	(70,245)
Net claims and claim adjustment expenses	(50,599)	(89,994)	(17,107)	(157,700)	-	(157,700)
Net underwriting results	83,707	57,238	7,563	148,508	-	148,508

General and administrative expenses	-	-	-	-	(67,453)	(67,453)
Net investment income	-	-	-	-	16,364	16,364
Share of profit from associates	-	-	-	-	209	209
Impairment loss on insurance receivables	-	-	-	-	(3,154)	(3,154)
Other revenues	-	-	-	-	2,286	2,286
Other expenses	-	-	-	-	(2,828)	(2,828)
Change in fair value of derivative financial liability	-	-	-	-	2,933	2,933
Loss on foreign exchange	-	-	-	-	(9,138)	(9,138)
Profit (loss) before tax	83,707	57,238	7,563	148,508	(60,781)	87,727
Income tax	-	-	-	-	(2,262)	(2,262)
Profit for the year	83,707	57,238	7,563	148,508	(63,043)	85,465

	2021
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Underwriting revenues
Gross written premiums	239,531	282,037	24,014	545,582	-	545,582
Reinsurer’s share of insurance premiums	(61,808)	(101,165)	-	(162,973)	-	(162,973)
Net written premiums	177,723	180,872	24,014	382,609	-	382,609
Net change in unearned premiums	(10,209)	(26,865)	(337)	(37,411)	-	(37,411)
Net premiums earned	167,514	154,007	23,677	345,198	-	345,198

Underwriting deductions
Net policy acquisition expenses	(30,498)	(28,766)	(3,902)	(63,166)	-	(63,166)
Net claims and claim adjustment expenses	(86,196)	(72,599)	(17,397)	(176,192)	-	(176,192)
Net underwriting results	50,820	52,642	2,378	105,840	-	105,840

General and administrative expenses	-	-	-	-	(58,946)	(58,946)
Net investment income	-	-	-	-	16,034	16,034
Share of loss from associates	-	-	-	-	(7,248)	(7,248)
Impairment loss on insurance receivables	-	-	-	-	(5,181)	(5,181)
Other revenues	-	-	-	-	1,844	1,844
Other expenses	-	-	-	-	(2,693)	(2,693)
Change in fair value of derivative financial liability	-	-	-	-	690	690
Loss on foreign exchange	-	-	-	-	(4,897)	(4,897)
Profit (loss) before tax	50,820	52,642	2,378	105,840	(60,397)	45,443
Income tax	-	-	-	-	(1,747)	(1,747)
Profit for the year	50,820	52,642	2,378	105,840	(62,144)	43,696

	2020
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Underwriting revenues
Gross written premiums	210,477	237,478	19,318	467,273	-	467,273
Reinsurer’s share of insurance premiums	(37,182)	(91,681)	-	(128,863)	-	(128,863)
Net written premiums	173,295	145,797	19,318	338,410	-	338,410
Net change in unearned premiums	(31,880)	(22,588)	(426)	(54,894)	-	(54,894)
Net premiums earned	141,415	123,209	18,892	283,516	-	283,516

Underwriting deductions
Net policy acquisition expenses	(27,079)	(24,316)	(3,095)	(54,490)	-	(54,490)
Net claims and claim adjustment expenses	(88,776)	(56,614)	(6,282)	(151,672)	-	(151,672)
Net underwriting results	25,560	42,279	9,515	77,354	-	77,354

General and administrative expenses	-	-	-	-	(46,923)	(46,923)
Net investment income	-	-	-	-	9,967	9,967
Share of loss from associates	-	-	-	-	(1,479)	(1,479)
Impairment loss on insurance receivables	-	-	-	-	(2,861)	(2,861)
Other revenues	-	-	-	-	372	372
Other expenses	-	-	-	-	(1,892)	(1,892)
Listing related expenses	-	-	-	-	(3,366)	(3,366)
Change in fair value of derivative financial liability	-	-	-	-	(4,418)	(4,418)
Gain on foreign exchange	-	-	-	-	2,572	2,572
Profit (loss) before tax	25,560	42,279	9,515	77,354	(48,028)	29,326
Income tax	-	-	-	-	(2,075)	(2,075)
Profit for the year	25,560	42,279	9,515	77,354	(50,103)	27,251

Schedule of non-current operating assets information by geography
	2022	2021
	USD ’000	USD ’000

Middle East	29,334	32,165
North Africa	203	301
UK	2,470	2,968
Asia	8	31
Europe	20	23
North America	88	-
	32,123	35,488